Fair value of financial instruments - Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis by Caption on the Consolidated Statement of Financial Position Using the Fair Value Hierarchy (Details) - USD ($)
$ in Thousands
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Fair value of financial instruments [Line Items]
Hedging derivative financial instruments - assets	$ 69,837	$ 22,315
Hedging derivative financial instruments - liabilities	62,506	141,705
Level 1, Level 2, and Level 3
Disclosure of Fair value of financial instruments [Line Items]
Total securities and other financial assets	146,716	99,486
Hedging derivative financial instruments - assets	71,406	22,315
Foreign exchange forwards	218,122	121,801
Hedging derivative financial instruments - liabilities	(62,939)	141,705
Liabilities	(62,939)	141,705
Level 1
Disclosure of Fair value of financial instruments [Line Items]
Total securities and other financial assets	0	0
Hedging derivative financial instruments - assets	0	0
Foreign exchange forwards	0	0
Hedging derivative financial instruments - liabilities	0	0
Liabilities	0	0
Level 2
Disclosure of Fair value of financial instruments [Line Items]
Total securities and other financial assets	146,716	99,486
Hedging derivative financial instruments - assets	71,406	22,315
Foreign exchange forwards	218,122	121,801
Hedging derivative financial instruments - liabilities	(62,939)	141,705
Liabilities	(62,939)	141,705
Level 3
Disclosure of Fair value of financial instruments [Line Items]
Total securities and other financial assets	0	0
Hedging derivative financial instruments - assets	0	0
Foreign exchange forwards	0	0
Hedging derivative financial instruments - liabilities	0	0
Liabilities	0	0
Interest rate swaps | Level 1, Level 2, and Level 3
Disclosure of Fair value of financial instruments [Line Items]
Hedging derivative financial instruments - liabilities		2,667
Interest rate swaps | Level 1, Level 2, and Level 3 | For trading
Disclosure of Fair value of financial instruments [Line Items]
Hedging derivative financial instruments - assets	1,569
Hedging derivative financial instruments - liabilities	(433)
Interest rate swaps | Level 1, Level 2, and Level 3 | For hedging
Disclosure of Fair value of financial instruments [Line Items]
Hedging derivative financial instruments - assets	26,075
Hedging derivative financial instruments - liabilities	(5,435)
Interest rate swaps | Level 1
Disclosure of Fair value of financial instruments [Line Items]
Hedging derivative financial instruments - liabilities		0
Interest rate swaps | Level 1 | For trading
Disclosure of Fair value of financial instruments [Line Items]
Hedging derivative financial instruments - assets	0
Hedging derivative financial instruments - liabilities	0
Interest rate swaps | Level 1 | For hedging
Disclosure of Fair value of financial instruments [Line Items]
Hedging derivative financial instruments - assets	0
Hedging derivative financial instruments - liabilities	0
Interest rate swaps | Level 2
Disclosure of Fair value of financial instruments [Line Items]
Hedging derivative financial instruments - liabilities		2,667
Interest rate swaps | Level 2 | For trading
Disclosure of Fair value of financial instruments [Line Items]
Hedging derivative financial instruments - assets	1,569
Hedging derivative financial instruments - liabilities	(433)
Interest rate swaps | Level 2 | For hedging
Disclosure of Fair value of financial instruments [Line Items]
Hedging derivative financial instruments - assets	26,075
Hedging derivative financial instruments - liabilities	(5,435)
Interest rate swaps | Level 3
Disclosure of Fair value of financial instruments [Line Items]
Hedging derivative financial instruments - liabilities		0
Interest rate swaps | Level 3 | For trading
Disclosure of Fair value of financial instruments [Line Items]
Hedging derivative financial instruments - assets	0
Hedging derivative financial instruments - liabilities	0
Interest rate swaps | Level 3 | For hedging
Disclosure of Fair value of financial instruments [Line Items]
Hedging derivative financial instruments - assets	0
Hedging derivative financial instruments - liabilities	0
Cross-currency swaps | Level 1, Level 2, and Level 3
Disclosure of Fair value of financial instruments [Line Items]
Hedging derivative financial instruments - liabilities		139,038
Cross-currency swaps | Level 1, Level 2, and Level 3 | For hedging
Disclosure of Fair value of financial instruments [Line Items]
Hedging derivative financial instruments - assets	43,762
Hedging derivative financial instruments - liabilities	(57,027)
Cross-currency swaps | Level 1
Disclosure of Fair value of financial instruments [Line Items]
Hedging derivative financial instruments - liabilities		0
Cross-currency swaps | Level 1 | For hedging
Disclosure of Fair value of financial instruments [Line Items]
Hedging derivative financial instruments - assets	0
Hedging derivative financial instruments - liabilities	0
Cross-currency swaps | Level 2
Disclosure of Fair value of financial instruments [Line Items]
Hedging derivative financial instruments - liabilities		139,038
Cross-currency swaps | Level 2 | For hedging
Disclosure of Fair value of financial instruments [Line Items]
Hedging derivative financial instruments - assets	43,762
Hedging derivative financial instruments - liabilities	(57,027)
Cross-currency swaps | Level 3
Disclosure of Fair value of financial instruments [Line Items]
Hedging derivative financial instruments - liabilities		0
Cross-currency swaps | Level 3 | For hedging
Disclosure of Fair value of financial instruments [Line Items]
Hedging derivative financial instruments - assets	0
Hedging derivative financial instruments - liabilities	0
Foreign exchange forwards | Level 1, Level 2, and Level 3 | For hedging
Disclosure of Fair value of financial instruments [Line Items]
Hedging derivative financial instruments - liabilities	(44)
Foreign exchange forwards | Level 1 | For hedging
Disclosure of Fair value of financial instruments [Line Items]
Hedging derivative financial instruments - liabilities	0
Foreign exchange forwards | Level 2 | For hedging
Disclosure of Fair value of financial instruments [Line Items]
Hedging derivative financial instruments - liabilities	(44)
Foreign exchange forwards | Level 3 | For hedging
Disclosure of Fair value of financial instruments [Line Items]
Hedging derivative financial instruments - liabilities	0
Loans at FVOCI | Level 1, Level 2, and Level 3
Disclosure of Fair value of financial instruments [Line Items]
Total securities and other financial assets	77,240
Loans at FVOCI | Level 1
Disclosure of Fair value of financial instruments [Line Items]
Total securities and other financial assets	0
Loans at FVOCI | Level 2
Disclosure of Fair value of financial instruments [Line Items]
Total securities and other financial assets	77,240
Loans at FVOCI | Level 3
Disclosure of Fair value of financial instruments [Line Items]
Total securities and other financial assets	0
Securities at FVOCI - Corporate debt | Level 1, Level 2, and Level 3
Disclosure of Fair value of financial instruments [Line Items]
Total securities and other financial assets	69,476	99,486
Securities at FVOCI - Corporate debt | Level 1
Disclosure of Fair value of financial instruments [Line Items]
Total securities and other financial assets	0	0
Securities at FVOCI - Corporate debt | Level 2
Disclosure of Fair value of financial instruments [Line Items]
Total securities and other financial assets	69,476	99,486
Securities at FVOCI - Corporate debt | Level 3
Disclosure of Fair value of financial instruments [Line Items]
Total securities and other financial assets	$ 0	0
Interest rate swaps | Level 1, Level 2, and Level 3
Disclosure of Fair value of financial instruments [Line Items]
Hedging derivative financial instruments - assets		10,805
Interest rate swaps | Level 1
Disclosure of Fair value of financial instruments [Line Items]
Hedging derivative financial instruments - assets		0
Interest rate swaps | Level 2
Disclosure of Fair value of financial instruments [Line Items]
Hedging derivative financial instruments - assets		10,805
Interest rate swaps | Level 3
Disclosure of Fair value of financial instruments [Line Items]
Hedging derivative financial instruments - assets		0
Cross-currency swaps | Level 1, Level 2, and Level 3
Disclosure of Fair value of financial instruments [Line Items]
Hedging derivative financial instruments - assets		11,510
Cross-currency swaps | Level 1
Disclosure of Fair value of financial instruments [Line Items]
Hedging derivative financial instruments - assets		0
Cross-currency swaps | Level 2
Disclosure of Fair value of financial instruments [Line Items]
Hedging derivative financial instruments - assets		11,510
Cross-currency swaps | Level 3
Disclosure of Fair value of financial instruments [Line Items]
Hedging derivative financial instruments - assets		$ 0